Description of Business, Schedule of Vessels (Tables)	12 Months Ended
Dec. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Vessels

Company Name (1)	Fleet (2),(3)	Country of Incorporation	Vessel Name	Capacity in TEUs (4)	Year Built	Earliest Charter Expiry Date

Global Ship Lease 3 Limited	GSL	Cyprus	CMA CGM Matisse	2,262	1999	3Q19
Global Ship Lease 4 Limited	GSL	Cyprus	CMA CGM Utrillo	2,262	1999	3Q19
Global Ship Lease 5 Limited	GSL	Cyprus	GSL Keta	2,207	2003	2Q19
Global Ship Lease 6 Limited	GSL	Cyprus	GSL Julie	2,207	2002	1Q19
Global Ship Lease 7 Limited	GSL	Cyprus	Kumasi	2,207	2002	4Q19
Global Ship Lease 8 Limited	GSL	Cyprus	Marie Delmas	2,207	2002	4Q19
Global Ship Lease 9 Limited	GSL	Cyprus	CMA CGM La Tour	2,272	2001	3Q19
Global Ship Lease 10 Limited	GSL	Cyprus	CMA CGM Manet	2,272	2001	3Q19
Global Ship Lease 12 Limited	GSL	Cyprus	CMA CGM Château d’If	5,089	2007	4Q20
Global Ship Lease 13 Limited	GSL	Cyprus	CMA CGM Thalassa	11,040	2008	4Q25
Global Ship Lease 14 Limited	GSL	Cyprus	CMA CGM Jamaica	4,298	2006	3Q22
Global Ship Lease 15 Limited	GSL	Cyprus	CMA CGM Sambhar	4,045	2006	3Q22
Global Ship Lease 16 Limited	GSL	Cyprus	CMA CGM America	4,045	2006	3Q22
Global Ship Lease 20 Limited	GSL	Hong Kong	GSL Tianjin	8,667	2005	2Q19
Global Ship Lease 21 Limited	GSL	Hong Kong	OOCL Qingdao	8,667	2004	1Q19
Global Ship Lease 22 Limited	GSL	Hong Kong	GSL Ningbo	8,667	2004	2Q19
Global Ship Lease 23 Limited	GSL	Hong Kong	CMA CGM Berlioz	6,621	2001	2Q21
Global Ship Lease 26 Limited	GSL	Hong Kong	GSL Valerie	2,824	2005	2Q19
GSL Alcazar Inc.	GSL	Marshall Islands	CMA CGM Alcazar	5,089	2007	4Q20
Aris Marine LLC	Poseidon	Marshall Islands	Maira	2,506	2000	1Q19
Aphrodite Marine LLC	Poseidon	Marshall Islands	Nikolas	2,506	2000	1Q19
Athena Marine LLC	Poseidon	Marshall Islands	Newyorker	2,506	2001	1Q19
Hephaestus Marine LLC	Poseidon	Marshall Islands	Dolphin II	5,095	2007	2Q19
Pericles Marine LLC	Poseidon	Marshall Islands	Athena	2,762	2003	1Q19
Zeus One Marine LLC	Poseidon	Marshall Islands	Orca I	5,095	2006	2Q19
Leonidas Marine LLC	Poseidon	Marshall Islands	Agios Dimitrios	6,572	2011	3Q19
Alexander Marine LLC	Poseidon	Marshall Islands	Mary	6,927	2013	3Q23
Hector Marine LLC	Poseidon	Marshall Islands	Kristina	6,927	2013	2Q19(6)
Ikaros Marine LLC	Poseidon	Marshall Islands	Katherine	6,927	2013	1Q24
Tasman Marine LLC	Poseidon	Marshall Islands	Tasman	5,936	2000	1Q19
Hudson Marine LLC	Poseidon	Marshall Islands	Dimitris Y	5,936	2000	2Q19
Drake Marine LLC	Poseidon	Marshall Islands	Ian H	5,936	2000	2Q19
Phillipos Marine LLC	Poseidon	Marshall Islands	Alexandra	6,927	2013	1Q19(6)
Aristoteles Marine LLC	Poseidon	Marshall Islands	UASC Bubiyan	6,882	2015	1Q19(6)
Menelaos Marine LLC(5)	Poseidon	Marshall Islands	UASC Yas	6,882	2015	1Q24
Laertis Marine LLC	Poseidon	Marshall Islands	UASC Al Khor	9,115	2015	1Q19
Penelope Marine LLC	Poseidon	Marshall Islands	Maira XL	9,115	2015	2Q20
Telemachus Marine LLC	Poseidon	Marshall Islands	Anthea Y	9,115	2015	2Q20
(1) All subsidiaries are 100% owned, either directly or indirectly; (2) The GSL Fleet comprises the 19 vessels wholly owned by the Company prior to completion of the Poseidon Transaction;
(3) The Poseidon Fleet comprises the 19 vessels wholly owned by Poseidon Containers as at the completion of the Poseidon Transaction, excluding one additional vessel held for sale;
(4) Twenty-foot Equivalent Units; (5) Renamed Olivia I, effective March 19, 2019;
(6) Thereafter, five years to CMA CGM at $25,910 per day.